Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of future minimum lease payments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
As of December 31, 2018:	$31,751	$10,214	$19,544	$1,993	$—

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
As of December 31, 2018:	$568,852	$564,339	$4,394	$119	$—

Schedule of 2022 Notes maturity

		Less than One	One to	Three to	More than
2022 Notes	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
As of December 31, 2018:	$945,000	$12,750	$22,500	$909,750	$—